Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Transaction with Related Party	Transaction with a related party
	For the years ended December 31,
	2024	2025	2025
	RMB	RMB	US$

Dr. Zhai Yifan	-	29,533	4,223
Dr. Yang Dajun	-	3,933	562
	-	33,466	4,785

Schedule of Outstanding Balance with Related Party	Outstanding balance with a related party
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Other payables and accruals	29,344	10,308	1,474
Other non-current liabilities	-	6,374	911

Total for Dr. Zhai Yifan	29,344	16,682	2,385

Schedule of Compensation of key Management Personnel	Compensation of key management personnel of the Group:
	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Short term employee benefits and fees	20,118	19,059	59,283	8,477
Equity-settled share-based payment expenses	1,763	625	3,141	449
Post-employment benefits	986	977	711	102

Total	22,867	20,661	63,135	9,028